Other financial liabilities	12 Months Ended
Dec. 31, 2025
Other Financial Liabilities
Other financial liabilities

20.	Other financial liabilities

The breakdown of the balances for this item is as follows:

Thousand of Reais	2025	2024

Credit cards	56,679,408	52,876,437
Transactions pending settlement (1)	7,288,168	23,951,903
Dividends and Interest on Equity Payable	640,978	109,442
Tax collection accounts - Tax payables	1,757,467	1,545,784
Other financial liabilities	1,047,981	693,613
Total	67,414,002	79,177,179

(1) Includes transactions pending settlement with B3 S.A. and foreign currency payment orders.